Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those instruments fall (in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2012
Investment securities	$41,654	$—	$—	$41,654
Interest rate swaps	$—	$(3,830)	$—	$(3,830)

December 31, 2011
Interest rate swap	$—	$(98)	$—	$(98)

Fair Value, by Balance Sheet Grouping
. The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (in thousands):

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
	Level	December 31, 2012	December 31, 2012	December 31, 2011	December 31, 2011
Mortgage notes payable	3	$229,360	$235,263	$5,060	$5,060